4. DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations Tables
Schedule of assets and liabilities, discontinued operations
	December 31,
	2016	2015
Assets classified as discontinued operations
Accounts receivable, net	$11,107	$27,688
Prepaid expenses and other current assets	482	3,100
Other financing receivables from peer store, net	─	─
Inventories	956	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	1,916	63,774
Short-term net investment in sales-type leases	─	5,703
Total current assets	14,461	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	─	3,064
Deferred income tax assets	7,373	12,186
Total non-current assets	7,373	15,250
Total assets	$21,834	$119,845

	December 31,
	2016	2015
Liabilities classified as discontinued operations
Income tax payable	─	111
Other payables and accrued liabilities	2,316	11,795
Long-term payables, current portion	392	─
Short-term bonds payable	─	36,738
Financing payables, related parties	1,763	1,801
Total current liabilities	4,471	50,445
Long-term payables	─	2,587
Total non-current liabilities	─	2,587
Total liabilities	$4,471	$53,032

Revenues and income from discontinued operations
	Years ended December 31,
	2016	2015	2014
Revenues	$6,259	$154,268	$812,019

Income from discontinued operations	(3,894)	10,100	35,429
Income tax provisions	(4,059)	1,895	8,941
Income from discontinued operation, net of income tax	165	8,205	26,488

Selective cash flow information from discontinued operations

	Years ended December 31,
	2016		2015		2014
Net cash provided by (used in) operating activities		$48,550		$332,630		$(10,686)

Net cash provided by (used in) investing activities	$	─	$	─	$	─

Net cash provided by (used in) financing activities	$	─	$	─	$	─